CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	¥ (10,528,493)	$ (1,504,911)	¥ 5,606,782	¥ 9,561,932
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	6,264,915	895,487
Unrealized foreign exchange loss (gain)	(1,494,177)	(213,573)	192,880
Changes in operating assets and liabilities:
Prepayment and other current assets	565,474	80,827	(8,831,715)	282,514
Other payables	(1,033,505)	(147,723)	289,062	(73,663)
Payroll payables	754,951	107,910	369,211	124,171
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(93,193)	(13,322)	(5,050,926)	10,377,330
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(52,032,088)	(7,437,299)	(15,113,206)	(1,782,178)
NET CASH USED IN INVESTING ACTIVITIES	(55,949,039)	(7,997,175)	(47,705,710)	(1,788,513)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributed by shareholders	1,993	285		751,648
Share issuances, net of issuance costs	55,267,102	7,899,702
Net repayment from related parties	4,627,442	661,432	(4,156,605)	(618,503)
Deferred costs related to shares offering	(228,213)	(32,620)	(10,648,441)	(6,648,228)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	71,908,324	10,278,345	49,367,234	(4,110,900)
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(10,658)	(1,523)	225,611
NET INCREASE IN CASH AND CASH EQUIVALENTS	15,855,434	2,266,325	(3,163,791)	4,477,917
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,918,146	560,047	7,081,937	2,604,020
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	19,773,580	2,826,372	3,918,146	7,081,937
Parent company | Reportable Legal Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income (loss)	(10,596,793)	(1,514,674)	5,603,227	9,483,524
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain (loss) of subsidiaries	617,789	88,305	(8,146,508)	¥ (9,483,524)
Share-based compensation	6,264,915	895,487
Unrealized foreign exchange loss (gain)	(1,504,798)	(215,091)	418,491
Changes in operating assets and liabilities:
Prepayment and other current assets	(831,438)	(118,843)	(179,935)
Other payables	541,674	77,427	1,314,148
Payroll payables	372,747	53,279	159,243
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(5,135,904)	(734,110)	(831,334)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(36,162,841)	(5,169,000)
NET CASH USED IN INVESTING ACTIVITIES	(36,162,841)	(5,169,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributed by shareholders	1,993	285
Share issuances, net of issuance costs	55,267,102	7,899,702
Net repayment from related parties	(13,745,047)	(1,964,673)	(52,885,180)
Deferred costs related to shares offering	(228,213)	(32,620)	(9,451,329)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	41,295,835	5,902,694	835,771
EFFECT OF FOREIGN EXCHANGE RATE ON CASH AND CASH EQUIVALENT	(37)	(5)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(2,947)	(421)	4,437
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,437	634
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	¥ 1,490	$ 213	4,437
Parent company | Reportable Legal Entities | IPO
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares			54,481,760
Parent company | Reportable Legal Entities | Over-Allotment Option
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares			¥ 8,690,520